                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02851

                           Van Kampen High Yield Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 11/30/07

Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2007 (UNAUDITED)

PAR
AMOUNT
(000)      DESCRIPTION                                                  COUPON        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
           CORPORATE BONDS   93.1%
           AEROSPACE   0.9%
  $  4,645 Hexcel Corp. .........................................        6.750%       02/01/15     $      4,575,325
                                                                                                   ----------------

           BROADCASTING   0.9%
     2,880 Lin Television Corp. .................................        6.500        05/15/13            2,736,000
     2,065 Univision Communications,
              Inc. (a)(b) .......................................        9.750        03/15/15            1,930,775
                                                                                                   ----------------
                                                                                                          4,666,775
                                                                                                   ----------------
           CABLE   4.4%
     6,005 Cablevision Systems Corp.
              Ser B (c) .........................................        9.644        04/01/09            6,125,100
     1,839 CCH I, LLC ...........................................       11.000        10/01/15            1,609,125
     1,355 CCH II, LLC/CCH Capital Co. ..........................       10.250        09/15/10            1,344,838
     5,320 Echostar DBS Corp. ...................................        6.375        10/01/11            5,413,100
       550 Echostar DBS Corp. ...................................        6.625        10/01/14              558,250
     1,505 Intelsat Bermuda, Ltd.
              (Bermuda) (c) .....................................        8.886        01/15/15            1,514,406
       460 Intelsat Subsidiary Holding Co.,
              Ltd. (Bermuda) ....................................        8.250        01/15/13              466,900
     4,315 Intelsat Subsidiary Holding Co.,
              Ltd. (Bermuda) ....................................        8.625        01/15/15            4,368,937
       655 NTL Cable, PLC (United
              Kingdom) ..........................................        8.750        04/15/14              655,000
       360 NTL Cable, PLC (United
              Kingdom) ..........................................        9.125        08/15/16              360,000
       898 PanAmSat Corp. .......................................        9.000        08/15/14              915,960
                                                                                                   ----------------
                                                                                                         23,331,616
                                                                                                   ----------------
           CHEMICALS   6.3%
     4,915 Berry Plastics Holding Corp. .........................        8.875        09/15/14            4,767,550
     2,235 Berry Plastics Holding Corp. .........................       10.250        03/01/16            1,989,150
     2,828 Equistar Chemicals, LP ...............................       10.125        09/01/08            2,941,120
       354 Equistar Chemicals, LP ...............................       10.625        05/01/11              371,700
     1,715 Innophos Holdings, Inc. (b) ..........................        9.500        04/15/12            1,697,850
     2,700 Innophos, Inc. .......................................        8.875        08/15/14            2,700,000
     2,585 Koppers Holdings, Inc. (d) ...........................      0/9.875        11/15/14            2,210,175
     1,730 Koppers, Inc. ........................................        9.875        10/15/13            1,825,150
     2,775 Nalco Co. ............................................        7.750        11/15/11            2,816,625
     3,765 Nalco Co. ............................................        8.875        11/15/13            3,934,425
EUR  1,390 Rockwood Specialties Group, Inc. .....................        7.625        11/15/14            2,013,167
     3,185 Terra Capital, Inc. ..................................        7.000        02/01/17            3,161,112
     2,940 Westlake Chemical Corp. ..............................        6.625        01/15/16            2,815,050
                                                                                                   ----------------
                                                                                                         33,243,074
                                                                                                   ----------------
           CONSUMER PRODUCTS   1.1%
     3,740 Jarden Corp. .........................................        7.500        05/01/17            3,384,700
     2,460 Oxford Industrials, Inc. .............................        8.875        06/01/11            2,453,850
                                                                                                   ----------------
                                                                                                          5,838,550
                                                                                                   ----------------
           DIVERSIFIED MEDIA   3.7%
     6,187 CanWest Media, Inc. (Canada) .........................        8.000        09/15/12            5,769,236
     3,587 Dex Media West/Finance Corp.,
              LLC Ser B .........................................        9.875        08/15/13            3,734,964
     4,700 Idearc, Inc. .........................................        8.000        11/15/16            4,418,000
     2,250 Interpublic Group of Cos., Inc. ......................        6.250        11/15/14            1,991,250
     4,020 Valassis Communications, Inc. ........................        8.250        03/01/15            3,437,100
                                                                                                   ----------------
                                                                                                         19,350,550
                                                                                                   ----------------
           ENERGY   7.9%
     4,700 Chaparral Energy, Inc. ...............................        8.500        12/01/15            4,183,000
       705 Chaparral Energy, Inc. (b) ...........................        8.875        02/01/17              630,975

     2,325 Chesapeake Energy Corp. ..............................        6.375        06/15/15            2,243,625
     3,400 Chesapeake Energy Corp. ..............................        7.500        09/15/13            3,493,500
       960 Cimarex Energy Co. ...................................        7.125        05/01/17              945,600
     2,220 Compagnie Generale de
              Geophysique SA (France) ...........................        7.500        05/15/15            2,247,750
     6,270 Hilcorp Energy/Finance Corp. (b) .....................        7.750        11/01/15            6,097,575
     3,460 Husky Oil, Ltd. (Canada) .............................        8.900        08/15/28            3,511,706
     4,785 Kinder Morgan Finance Co.
              (Canada) ..........................................        5.700        01/05/16            4,302,041
     5,555 Massey Energy Co. ....................................        6.875        12/15/13            5,277,250
     2,635 OPTI Canada, Inc. (Canada) (b)  ......................        8.250        12/15/14            2,608,650
     3,450 Pacific Energy Partners ..............................        7.125        06/15/14            3,600,934
     2,820 SandRidge Energy, Inc. (Senior
              Unsecured Term Loan) (b) ..........................        8.625        04/01/15            2,827,050
                                                                                                   ----------------
                                                                                                         41,969,656
                                                                                                   ----------------
           FINANCIAL   1.1%
       840 Capmark Financial Group, Inc. (b) ....................        5.875        05/10/12              651,732
       350 Capmark Financial Group, Inc. (b) ....................        6.300        05/10/17              241,606
     2,752 UCAR Finance, Inc. ...................................       10.250        02/15/12            2,848,320
     2,200 Washington Mutual Preferred
              Funding (b)(e) ....................................        9.750        10/29/49            1,762,581
                                                                                                   ----------------
                                                                                                          5,504,239
                                                                                                   ----------------
           FOOD & DRUG   2.0%
     2,392 Delhaize America, Inc. ...............................        9.000        04/15/31            2,853,838
     3,176 Kroger Co. (b) .......................................        8.500        07/15/17            3,531,842
     4,280 Rite Aid Corp. .......................................        8.125        05/01/10            4,301,400
                                                                                                   ----------------
                                                                                                         10,687,080
                                                                                                   ----------------
           FOOD & TOBACCO   3.8%
     2,320 Constellation Brands, Inc. (b)  ......................        7.250        05/15/17            2,169,200
     3,000 Michael Foods, Inc. ..................................        8.000        11/15/13            2,985,000
     5,520 Pilgrim's Pride Corp. ................................        7.625        05/01/15            5,437,200
     3,055 Reynolds American, Inc. ..............................        6.500        07/15/10            3,187,456
     4,565 Smithfield Foods, Inc. ...............................        7.000        08/01/11            4,542,175
       450 Smithfield Foods, Inc. Ser B .........................        7.750        05/15/13              447,750
     1,080 Smithfield Foods, Inc. Ser B .........................        8.000        10/15/09            1,101,600
                                                                                                   ----------------
                                                                                                         19,870,381
                                                                                                   ----------------
           FOREST PRODUCTS   5.0%
     1,490 Crown Americas .......................................        7.625        11/15/13            1,527,250
EUR  1,975 Crown European Holdings SA
              (France) ..........................................        6.250        09/01/11            2,831,541
     3,610 Georgia-Pacific Corp. (b) ............................        7.125        01/15/17            3,474,625
     1,345 Graham Packaging Co., Inc. ...........................        8.500        10/15/12            1,260,937
     3,965 Graham Packaging Co., Inc. ...........................        9.875        10/15/14            3,657,713
     4,870 Graphic Packaging International, Inc. ................        9.500        08/15/13            4,845,650
       114 Owens-Brockway Glass
              Containers, Inc. ..................................        8.875        02/15/09              114,570
     2,100 Owens-Illinois, Inc. .................................        7.350        05/15/08            2,121,000
     5,540 Owens-Illinois, Inc. .................................        7.500        05/15/10            5,595,400
     1,085 P.H. Glatfelter ......................................        7.125        05/01/16            1,068,725
                                                                                                   ----------------
                                                                                                         26,497,411
                                                                                                   ----------------
           GAMING & LEISURE   7.1%
       993 Caesars Entertainment ................................        8.875        09/15/08            1,015,342
     5,000 Host Marriott, LP ....................................        6.375        03/15/15            4,912,500
     4,000 Host Marriott, LP Ser J ..............................        7.125        11/01/13            4,030,000
     6,935 Isle of Capri Casinos, Inc. ..........................        7.000        03/01/14            5,964,100
     5,440 Las Vegas Sands Corp. ................................        6.375        02/15/15            5,168,000
     9,470 MGM Mirage, Inc. .....................................        6.000        10/01/09            9,422,650
     3,005 Station Casinos, Inc. ................................        6.000        04/01/12            2,742,063
     3,795 Station Casinos, Inc. ................................        6.875        03/01/16            3,040,744
     1,085 Station Casinos, Inc. ................................        7.750        08/15/16            1,025,325
                                                                                                   ----------------
                                                                                                         37,320,724
                                                                                                   ----------------
           HEALTH CARE   10.0%
     2,885 Community Health Systems, Inc. .......................        8.875        07/15/15            2,928,275
     3,745 DaVita, Inc. .........................................        6.625        03/15/13            3,651,375

     4,345 Fisher Scientific International, Inc. ................        6.125        07/01/15            4,342,484
     4,050 FMC Finance III SA
              (Luxembourg) (b) ..................................        6.875        07/15/17            3,989,250
     9,830 Fresenius Medical Care Capital
              Trust IV ..........................................        7.875        06/15/11           10,198,625
     2,545 HCA, Inc. ............................................        5.750        03/15/14            2,093,262
     3,810 HCA, Inc. ............................................        6.250        02/15/13            3,333,750
     4,795 HCA, Inc. ............................................        6.500        02/15/16            4,015,812
       940 HCA, Inc. ............................................        8.750        09/01/10              945,875
       545 HCA, Inc. ............................................        9.125        11/15/14              558,625
       680 Invacare Corp. .......................................        9.750        02/15/15              680,000
     2,655 National Mentor Holdings, Inc. .......................       11.250        07/01/14            2,807,663
     3,885 Omnicare, Inc. .......................................        6.750        12/15/13            3,593,625
       750 Omnicare, Inc. .......................................        6.875        12/15/15              693,750
     2,215 Sun Healthcare Group, Inc. ...........................        9.125        04/15/15            2,231,613
     2,720 Tenet Healthcare Corp. ...............................        7.375        02/01/13            2,407,200
     1,710 Tenet Healthcare Corp. ...............................        9.875        07/01/14            1,620,225
     2,699 Warner Chilcott Corp. ................................        8.750        02/01/15            2,793,465
                                                                                                   ----------------
                                                                                                         52,884,874
                                                                                                   ----------------
           HOUSING   2.2%
       968 Goodman Global Holdings, Inc.
              Ser B (c) .........................................        8.360        06/15/12              969,210
     3,365 Interface, Inc. Ser B ................................        9.500        02/01/14            3,516,425
     1,435 Interface, Inc. ......................................       10.375        02/01/10            1,510,337
     5,130 Nortek, Inc. .........................................        8.500        09/01/14            4,180,950
       445 Pulte Homes, Inc. ....................................        6.375        05/15/33              343,433
     1,550 Realogy Corp. (b) ....................................       10.500        04/15/14            1,170,250
                                                                                                   ----------------
                                                                                                         11,690,605
                                                                                                   ----------------
           INFORMATION TECHNOLOGY   3.2%
     1,505 First Data Corp. (b) .................................        9.875        09/24/15            1,401,531
     4,700 Freescale Semiconductor, Inc. ........................        8.875        12/15/14            4,318,125
       525 Iron Mountain, Inc. ..................................        6.625        01/01/16              498,094
     2,050 Iron Mountain, Inc. ..................................        7.750        01/15/15            2,070,500
     3,070 Iron Mountain, Inc. ..................................        8.625        04/01/13            3,112,213
     3,540 Sungard Data Systems, Inc. ...........................        9.125        08/15/13            3,619,650
     2,275 Vangent, Inc. ........................................        9.625        02/15/15            1,979,250
                                                                                                   ----------------
                                                                                                         16,999,363
                                                                                                   ----------------
           MANUFACTURING   2.7%
     1,295 Baldor Electric Co. ..................................        8.625        02/15/17            1,333,850
EUR  1,959 JohnsonDiversey, Inc. ................................        9.625        05/15/12            2,894,580
     3,463 JohnsonDiversey, Inc. Ser B ..........................        9.625        05/15/12            3,549,575
     3,235 Propex Fabrics, Inc. .................................       10.000        12/01/12            1,536,625
     4,660 RBS Global & Rexnord Corp. ...........................        9.500        08/01/14            4,636,700
                                                                                                   ----------------
                                                                                                         13,951,330
                                                                                                   ----------------
           METALS   2.5%
     1,340 Foundation PA Coal Co. ...............................        7.250        08/01/14            1,296,450
     2,640 Freeport McMoRan Cooper &
              Gold, Inc. ........................................        8.375        04/01/17            2,857,800
     5,690 Novelis, Inc. (Canada) ...............................        7.250        02/15/15            5,334,375
EUR  2,445 SGL Carbon Luxembourg SA
              (Luxembourg) (b) ..................................        8.500        02/01/12            3,764,703
                                                                                                   ----------------
                                                                                                         13,253,328
                                                                                                   ----------------
           RETAIL   2.2%
     3,350 Brown Shoe Co., Inc. .................................        8.750        05/01/12            3,433,750
     4,305 Phillips-Van Heusen Corp. ............................        7.250        02/15/11            4,326,525
     2,345 SUPERVALU, Inc. ......................................        7.500        05/15/12            2,472,064
     1,305 SUPERVALU, Inc. ......................................        7.500        11/15/14            1,353,937
                                                                                                   ----------------
                                                                                                         11,586,276
                                                                                                   ----------------
           SERVICES   1.8%
     4,795 Allied Waste North America, Inc. .....................        6.375        04/15/11            4,759,037
     1,850 Allied Waste North America, Inc. .....................        7.875        04/15/13            1,910,125
     1,750 Aramark Services Inc. ................................        5.000        06/01/12            1,522,500
       250 Aramark Services, Inc. (c) ...........................        8.411        02/01/15              243,750
       790 Aramark Services, Inc. ...............................        8.500        02/01/15              796,913
                                                                                                   ----------------
                                                                                                          9,232,325
                                                                                                   ----------------

           TELECOMMUNICATIONS   3.2%
     3,986 Axtel SA (Mexico) ....................................       11.000        12/15/13            4,354,705
     1,535 Citizens Communications Co. ..........................        6.250        01/15/13            1,490,869
     6,030 Exodus Communications,
              Inc. (f)(g)(h) ....................................       11.250        07/01/08                    0
EUR  4,000 Exodus Communications, Inc.
              (f)(g)(h) .........................................       11.375        07/15/08                    0
       770 Exodus Communications,
              Inc. (f)(g)(h) ....................................       11.625        07/15/10                    0
     8,250 GST Network Funding,
              Inc. (f)(g)(h) ....................................       10.500        05/01/08                  825
     1,320 Nordic Telephone Co. Holdings
              (Denmark) (b) .....................................        8.875        05/01/16            1,346,400
     4,000 Park N View, Inc. Ser B (f)(g)(h) ....................       13.000        05/15/08                    0
     2,179 Qwest Communications
              International, Inc. (c) ...........................        8.369        02/15/09            2,189,895
       990 Qwest Corp. ..........................................        5.625        11/15/08              990,000
EUR  1,100 TDC A S (Denmark) ....................................        6.500        04/19/12            1,622,120
     3,340 Wind Acquisition Finance SA
              (Luxembourg) (b) ..................................       10.750        12/01/15            3,623,900
     1,410 Windstream Corp. .....................................        8.125        08/01/13            1,457,587
                                                                                                   ----------------
                                                                                                         17,076,301
                                                                                                   ----------------
           TRANSPORTATION   10.6%
     4,345 ArvinMeritor, Inc. ...................................        8.750        03/01/12            4,127,750
     1,610 Asbury Automotive Group, Inc. ........................        7.625        03/15/17            1,465,100
     6,870 CHC Helicopter Corp. (Canada) ........................        7.375        05/01/14            6,560,850
     3,675 Ford Motor Credit Co. ................................        5.800        01/12/09            3,497,766
     6,080 Ford Motor Credit Co. ................................        7.000        10/01/13            5,316,273
     4,195 Ford Motor Credit Co. ................................        7.250        10/25/11            3,790,132
     4,450 General Motors Acceptance Corp. ......................        4.375        12/10/07            4,446,186
     7,420 General Motors Acceptance Corp. ......................        6.875        09/15/11            6,488,033
     2,425 General Motors Corp. .................................        7.125        07/15/13            2,115,812
     2,195 General Motors Corp. .................................        8.375        07/15/33            1,832,825
     2,955 Penske Automotive Group, Inc. ........................        7.750        12/15/16            2,822,025
     5,720 Petro Stopping Center, LP ............................        9.000        02/15/12            5,963,100
     7,270 Sonic Automotive, Inc. Ser B .........................        8.625        08/15/13            7,224,563
                                                                                                   ----------------
                                                                                                         55,650,415
                                                                                                   ----------------
           UTILITY   9.3%
       925 AES Corp. ............................................        7.750        03/01/14              913,438
       528 AES Corp. ............................................        8.875        02/15/11              550,440
       740 AES Corp. ............................................        9.375        09/15/10              774,225
     7,500 Colorado Interstate Gas Co. ..........................        6.800        11/15/15            7,975,958
     3,150 Dynegy Holdings, Inc. ................................        7.750        06/01/19            2,850,750
     3,380 InterGen NV (Netherlands) (b) ........................        9.000        06/30/17            3,565,900
     2,585 IPALCO Enterprises, Inc. .............................        8.375        11/14/08            2,636,700
     1,355 IPALCO Enterprises, Inc. .............................        8.625        11/14/11            1,429,525
     2,945 Nevada Power Co. Ser A ...............................        8.250        06/01/11            3,266,629
     3,000 NRG Energy, Inc. .....................................        7.375        01/15/17            2,940,000
     5,261 Ormat Funding Corp. ..................................        8.250        12/30/20            5,300,187
     1,646 PSEG Energy Holdings .................................        8.625        02/15/08            1,660,845
     2,945 Reliant Energy, Inc. .................................        7.875        06/15/17            2,867,694
       190 Sierra Pacific Power Co. Ser H .......................        6.250        04/15/12              198,893
     2,165 Texas Competitive Electric
              Holdings Co. LLC (b)(i) ...........................       10.250        11/01/15            2,157,747
     2,660 Texas Competitive Electric
              Holdings Co. LLC (b) ..............................       10.250        11/01/15            2,573,550
     6,210 Williams Cos., Inc. ..................................        7.875        09/01/21            7,048,350
                                                                                                   ----------------
                                                                                                         48,710,831
                                                                                                   ----------------
           WIRELESS COMMUNICATIONS   1.2%
     3,090 American Tower Corp. .................................        7.125        10/15/12            3,151,800
     3,085 American Tower Corp. .................................        7.500        05/01/12            3,169,838
                                                                                                   ----------------
                                                                                                          6,321,638
                                                                                                   ----------------

           TOTAL CORPORATE BONDS .............................................................          490,212,667
                                                                                                   ----------------

           COLLATERALIZED MORTGAGE OBLIGATIONS   2.6%
     1,639 American Home Mortgage
              Assets (c) ........................................        5.089        06/25/47            1,454,123
     1,569 American Home Mortgage
              Assets (c) ........................................        5.093        10/25/46            1,405,792
     1,784 Countrywide Alternative Loan
              Trust (c) .........................................        5.020        03/20/47            1,603,467
     1,668 Countrywide Alternative Loan
              Trust (c) .........................................        5.309        10/25/46              834,000
     1,119 Countrywide Alternative Loan
              Trust (c) .........................................        5.597        11/20/35              991,406
     1,300 Countrywide Alternative Loan
              Trust (c) .........................................        5.609        01/25/36              845,000
     1,000 Greenpoint Mortgage Funding
              Trust (c) .........................................        5.199        09/25/46              858,636
     1,375 Harborview Mortgage Loan
              Trust (c) .........................................        5.318        08/21/36              728,750
     1,772 Harborview Mortgage Loan
              Trust (c) .........................................        5.386        01/19/36            1,560,171
     2,061 Luminent Mortgage Trust (c) ..........................        5.149        07/25/36            1,674,241
       920 Residential Accredit Loans, Inc. (c) .................        5.539        01/25/46              804,054
     1,075 Structured Asset Mortgage
              Investments, Inc. (c) .............................        5.159        08/25/36              935,507
                                                                                                   ----------------
           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS .........................................           13,695,147
                                                                                                   ----------------

           FOREIGN GOVERNMENT OBLIGATIONS   0.4%
MXN 24,425 Mexican Fixed Rate Bond
              (Mexico) ..........................................        9.500        12/18/14            2,431,863
                                                                                                   ----------------

           FOREIGN CONVERTIBLE CORPORATE OBLIGATIONS   0.3%
     1,493 Nortel Networks Corp. (Canada) .......................        4.250        09/01/08            1,476,204
                                                                                                   ----------------


DESCRIPTION                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
EQUITIES   0.1%
DecisionOne Corp. (19,895 Common Shares) (h)(j) ..............................................                    0
Federal Home Loan Mortgage Corp. (22,825 Preferred Shares) (j) ...............................              582,037
HF Holdings, Inc. (36,820 Common Stock Warrants, expiring
   09/27/09) (h)(j) ..........................................................................                    0
Hosiery Corp. of America, Inc., Class A (1,000 Common Shares) (b)(h)(j) ......................                    0
Jazztel, PLC (5,000 Common Stock Warrants, expiring 07/15/10) (EUR)
   (United Kingdom) (b)(j) ...................................................................                    0
OpTel, Inc. (3,275 Common Shares) (b)(h)(j) ..................................................                    0
Park N View, Inc. (4,000 Common Stock Warrants, expiring
   05/15/18) (b)(h)(j) .......................................................................                    0
Reunion Industries, Inc. (107,947 Common Stock Warrants, expiring
   12/02/08) (h)(j) ..........................................................................                    0
Ventelo, Inc. (73,021 Common Shares) (EUR) (United Kingdom) (b)(h)(j) ........................                    0
Viatel Holding Bermuda, Ltd. (7,852 Common Shares) (Bermuda) (j) .............................                  236
VS Holdings, Inc. (946,962 Common Shares) (h)(j) .............................................                    0
XO Holdings, Inc. (3,469 Common Shares) (j) ..................................................                6,869
XO Holdings, Inc. Ser A (6,941 Common Stock Warrants, expiring
   01/16/10) (j) .............................................................................                1,527
XO Holdings, Inc. Ser B (5,205 Common Stock Warrants, expiring
   01/16/10) (j) .............................................................................                  677
XO Holdings, Inc. Ser C (5,205 Common Stock Warrants, expiring
   01/16/10) (j) .............................................................................                  416
                                                                                                   ----------------
TOTAL EQUITIES ...............................................................................              591,762
                                                                                                   ----------------

TOTAL LONG-TERM INVESTMENTS   96.5%
  (Cost $561,436,992) ........................................................................          508,407,643
                                                                                                   ----------------

SHORT-TERM INVESTMENTS   2.3%
REPURCHASE AGREEMENTS   1.8%
Banc of America Securities ($2,792,620 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.62%, dated 11/30/07,
   to be sold on 12/03/07 at $2,793,695) .....................................................            2,792,620
Citigroup Global Markets, Inc. ($2,482,328 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.54%, dated 11/30/07,
   to be sold on 12/03/07 at $2,483,268) .....................................................            2,482,328
State Street Bank & Trust Co. ($4,231,052 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.23%, dated 11/30/07,
   to be sold on 12/03/07 at $4,232,543) .....................................................            4,231,052
                                                                                                   ----------------
TOTAL REPURCHASE AGREEMENTS ..................................................................            9,506,000
                                                                                                   ----------------

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS   0.5%
United States Treasury Bill ($2,350,000 par, yielding 4.793%, 01/10/08
   maturity) (k) .............................................................................            2,337,935
                                                                                                   ----------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $11,843,935) .........................................................................           11,843,935
                                                                                                   ----------------

TOTAL INVESTMENTS   98.8%
  (Cost $573,280,927) ........................................................................          520,251,578

OTHER ASSETS IN EXCESS OF LIABILITIES   1.2% .................................................            6,382,536
                                                                                                   ----------------

NET ASSETS   100.0% ..........................................................................     $    526,634,114
                                                                                                   ================


Percentages are calculated as a percentage of net assets.

(a)  Payment-in-kind security.
(b)  144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of
     1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(c)  Floating Rate Coupon
(d)  Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(e)  Variable Rate Coupon
(f)  Non-income producing as security is in default.
(g)  This borrower has filed for protection in federal bankruptcy court.
(h)  Market value is determined in accordance with procedures established in good faith by the Board of Directors.
(i)  Security purchased on a when-issued or delayed delivery basis.
(j)  Non-income producing security as this stock currently does not declare income dividends.
(k)  All or a portion of this security has been physically segregated in connection with open futures or swap contracts.

Currency Abbreviations:

EUR   -   Euro
MXN   -   Mexican peso

SWAP AGREEMENTS OUTSTANDING AS OF NOVEMBER 30, 2007:

CREDIT DEFAULT SWAPS

                                                             PAY/
                                                            RECEIVE                  NOTIONAL
                                                 BUY/SELL    FIXED     EXPIRATION     AMOUNT         UPFRONT
COUNTERPARTY                 REFERENCE ENTITY   PROTECTION   RATE         DATE         (000)         PAYMENTS          VALUE
Goldman Sachs                Qwest Capital
  International              Funding, Inc.         Sell      3.250%     12/20/12     $    840      $         0      $    (2,372)
Lehman Brothers
  Special                    Dow Jones CDX
  Financing, Inc.            NA HY 9               Sell      3.750      12/20/12       16,900       (1,087,938)        (975,271)
                                                                                                   -----------      -----------
TOTAL CREDIT DEFAULT SWAPS ..................................................................      $(1,087,938)     $  (977,643)
                                                                                                   ===========      ===========

INTEREST RATE SWAPS

                                                   PAY/
                                                 RECEIVE                             NOTIONAL
                             FLOATING            FLOATING    FIXED     EXPIRATION     AMOUNT         UPFRONT
COUNTERPARTY                 RATE INDEX            RATE      RATE         DATE         (000)         PAYMENTS          VALUE
Deutsche Bank
  AG New York                USD-LIBOR BBA         Pay       5.031%     10/25/17     $ 82,200      $         0      $ 2,756,683
JP Morgan Chase
  Bank, N.A.,
  New York                   USD-LIBOR BBA         Pay       5.361      08/24/17       13,500                0          995,694
JP Morgan Chase
  Bank, N.A.,
  New York                   USD-LIBOR BBA         Pay       5.428      08/20/17       37,000                0        2,929,541
                                                                                                   -----------      -----------
TOTAL INTEREST RATE SWAPS ...................................................................      $         0      $ 6,681,918
                                                                                                   -----------      -----------
TOTAL SWAP AGREEMENTS .......................................................................      $(1,087,938)     $ 5,704,275
                                                                                                   ===========      ===========


FUTURES CONTRACTS OUTSTANDING AS OF NOVEMBER 30, 2007:

                                                                                       UNREALIZED
                                                                                      APPRECIATION/
                                                                      CONTRACTS       DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Notes 5 -Year Futures, March 2008
   (Current Notional Value of $110,109 per contract) ............           127        $  75,538
U.S. Treasury Notes 2-Year Futures, March 2008 (Current
   Notional Value of $210,109 per contract) .....................           251            8,889

SHORT CONTRACTS:
U.S. Treasury Notes 10-Year Futures, March 2008 (Current
   Notional Value of $113,203 per contract) .....................           418         (269,228)
U.S. Treasury Bond Futures, March 2008 (Current Notional
   Value of $117,188 per contract) ..............................           568         (480,915)
                                                                      ---------        ---------
TOTAL FUTURES CONTRACTS .........................................         1,364        $(665,716)
                                                                      =========        =========


FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AS OF NOVEMBER 30, 2007:

                                                                                       UNREALIZED
                                                                                      APPRECIATION/
                                                   IN EXCHANGE FOR   CURRENT VALUE    DEPRECIATION
SHORT CONTRACTS:
Euro Currency 9,083,000 expiring 01/31/08 ......         US$          $13,302,151      $(186,390)

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen High Yield Fund


By: /s/ Ronald E. Robison
    -----------=---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    -----------=---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 17, 2008


By: /s/ Stuart N. Schuldt
    -----------=---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: January 17, 2008